[USAA                     USAA CORNERSTONE STRATEGY FUND
EAGLE                   SUPPLEMENT DATED AUGUST 27, 2007
LOGO (R)]                   TO THE FUND'S PROSPECTUS
                              DATED AUGUST 1, 2006
                            AS AMENDED AND RESTATED
                                 APRIL 27, 2007


Credit Suisse has made an addition to its portfolio management team. On page 12 of the Cornerstone Strategy Fund's prospectus under the section entitled "Portfolio Managers" and Credit Suisse subsection, insert the following new portfolio manager after Todd Jablonski.


ERIC LENG, Ph.D., CFA, Director, has been a member of the team since 2007. He is a Senior Portfolio Manager focusing on structured equity portfolios. Prior to joining Credit Suisse, from 2005 to 2007, he founded and served as the Managing Partner at Clotho Investment Group, an exclusive outside manager for the multi-strategy hedge fund of Millennium Partners. From 2002 to 2005, he was a Portfolio Manager responsible for the market neutral product at DuPont Capital Management. Previously, he was a Senior Investment Analyst at American Century Investment. Education: B.Sc in Molecular Engineering, University of Science and Technology of China; an M.B.A. in Finance, University of Pennsylvania's Wharton School; and a Ph.D. in Biomedical Sciences, Baylor College of Medicine. He is a CFA charterholder.



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
[USAA                     USAA FIRST START GROWTH FUND
EAGLE                   SUPPLEMENT DATED AUGUST 27, 2007
LOGO (R)]                   TO THE FUND'S PROSPECTUS
                             DATED DECEMBER 1, 2006


Credit Suisse has made an addition to its portfolio management team. On page 9 of the First Start Growth Fund's prospectus under the section entitled "Portfolio Managers" and Credit Suisse subsection, insert the following new portfolio manager after Todd Jablonski.


ERIC LENG, Ph.D., CFA, Director, has been a member of the team since 2007. He is a Senior Portfolio Manager focusing on structured equity portfolios. Prior to joining Credit Suisse, from 2005 to 2007, he founded and served as the Managing Partner at Clotho Investment Group, an exclusive outside manager for the multi-strategy hedge fund of Millennium Partners. From 2002 to 2005, he was a Portfolio Manager responsible for the market neutral product at DuPont Capital Management. Previously, he was a Senior Investment Analyst at American Century Investment. Education: B.Sc in Molecular Engineering, University of Science and Technology of China; an M.B.A. in Finance, University of Pennsylvania's Wharton School; and a Ph.D. in Biomedical Sciences, Baylor College of Medicine. He is a CFA charterholder.



                                                                      68055-0807